Offerings	Oct. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, no par value
Fee Rate	0.0087%
Offering Note	Except for the 2,500,000 shares of Common Stock referred to in the table above under "Carry Forward Securities" and in footnote (7) below that are being separately registered, an indeterminate amount of securities and aggregate offering price of each identified class is being registered as may from time to time be offered and sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees that may be payable and will pay on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, no par value
Fee Rate	0.0087%
Offering Note	Except for the 2,500,000 shares of Common Stock referred to in the table above under "Carry Forward Securities" and in footnote (7) below that are being separately registered, an indeterminate amount of securities and aggregate offering price of each identified class is being registered as may from time to time be offered and sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees that may be payable and will pay on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Stock Purchase Contracts
Fee Rate	0.0087%
Offering Note	Except for the 2,500,000 shares of Common Stock referred to in the table above under "Carry Forward Securities" and in footnote (7) below that are being separately registered, an indeterminate amount of securities and aggregate offering price of each identified class is being registered as may from time to time be offered and sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees that may be payable and will pay on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Stock Purchase Units
Fee Rate	0.0087%
Offering Note	Except for the 2,500,000 shares of Common Stock referred to in the table above under "Carry Forward Securities" and in footnote (7) below that are being separately registered, an indeterminate amount of securities and aggregate offering price of each identified class is being registered as may from time to time be offered and sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees that may be payable and will pay on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment. Each Stock Purchase Unit consists of (a) Stock Purchase Contract under which the holder upon settlement will purchase an indeterminate number of shares of Common Stock of the Registrant and (b) either debt securities of the Registrant or debt obligations of a third party, including U.S. Treasury securities.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.0087%
Offering Note	Except for the 2,500,000 shares of Common Stock referred to in the table above under "Carry Forward Securities" and in footnote (7) below that are being separately registered, an indeterminate amount of securities and aggregate offering price of each identified class is being registered as may from time to time be offered and sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees that may be payable and will pay on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.0087%
Offering Note	Except for the 2,500,000 shares of Common Stock referred to in the table above under "Carry Forward Securities" and in footnote (7) below that are being separately registered, an indeterminate amount of securities and aggregate offering price of each identified class is being registered as may from time to time be offered and sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all registration fees that may be payable and will pay on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	2,500,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-275509
Carry Forward Initial Effective Date	Nov. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 16,073.00
Offering Note	Represents shares of Common Stock to be offered pursuant to the Enterprise Direct dividend reinvestment and stock purchase plan prospectus included in the Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the Registration Statement includes 2,500,000 shares of Common Stock that had been previously registered on the Registrant's Registration Statement No. 333-275509, originally filed on November 13, 2023 (the "2023 Registration Statement") and remain unsold. The 2,500,000 shares of Common Stock were originally registered on the Registrant's Registration Statement No. 333-221638, originally filed on November 17, 2017 (the "Original Registration Statement") and carried forward to the Registrant's Registration Statement No. 333-250825, originally filed on November 20, 2020 (the "2020 Registration Statement and, together with the 2023 Registration Statement, the "Prior Registration Statements") and then to the 2023 Registration Statement. In connection with the registration of such unsold shares on the Original Registration Statement, the Registrant paid a filing fee of $16,073, which was subsequently applied to the Prior Registration Statements pursuant to Rule 415(a)(6), which fee will continue to be applied to such unsold shares of Common Stock. Accordingly, there is no registration fee due in connection with such unsold shares.